Occupancy Expense and Information Systems and Communications Expense - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Depreciation	$ 599	$ 526	$ 472
Capital lease obligation	102	159
Interest expense on capital lease	17	20	22
Accumulated amortization on capital lease	352	401
Sublease rental expense	185	229	194
Sublease revenue	5	$ 5	$ 4
Future minimum sublease rental revenue on capital lease	46
Future minimum sublease rental revenue on operating lease	$ 16
One Lincoln Street
Property Subject to or Available for Operating Lease [Line Items]
Leased area (in sqft) | ft²	810,000
Noncancelable capital leases expiration	20 years
Sublease building (in sqft) | ft²	219,000